Nature of Business and Organization	12 Months Ended
Mar. 31, 2026
Nature of Business and Organization [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

Raytech Holding Limited (the “Company” or “Raytech”) is a holding company incorporated on June 24, 2022 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than the holding of the share capital of its subsidiaries. The Company’s business activities are carried out by its operating subsidiaries in Hong Kong: Raytech Innovation, which is engaged in the provision of product design and development services and project advisory services in relation to personal health care electronics; Worry free, which is engaged in the provision of marketing solutions and execution services; and Pure Beauty, which is engaged in the sourcing and wholesaling of personal care and lifestyle electrical appliances for international brand owners as its customers. The Company’s headquarters is located in Hong Kong, China.

In August 2022, the Company completed a reorganization of Pure Beauty under common control of its then existing shareholders, who collectively owned all of the equity interests of Raytech prior to the reorganization. Raytech and Pure Beauty are under common control which results in the consolidation of Pure Beauty at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Raytech.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Raytech Holding Limited (“Raytech”)	● A BVI company ● Incorporated on June 24, 2022	-	Investment holding
Pure Beauty Manufacturing Company Limited (“Pure Beauty”)	● A Hong Kong company ● Incorporated on April 15, 2013	100% owned by Raytech	Engaged in the sourcing and wholesaling of personal care and lifestyle electrical appliances
Raytech Innovation Limited (“Raytech Innovation”)	● A Hong Kong company ● Incorporated on May 6, 2025	100% owned by Raytech	Engaged in the provision of product design and development services and project advisory services in relation to personal health care electronics
Worry free Group (Hong Kong) Limited (“Worry free”)	● A Hong Kong company ● Incorporated on April 8, 2024 ● Acquired on December 29, 2025	100% owned by Raytech Innovation	Engaged in the provision of marketing solutions and execution services

Raytech Innovation Limited (“Raytech Innovation”) was incorporated in Hong Kong on May 6, 2025 as a wholly-owned subsidiary of the Company with initial share capital of HKD10,000. On September 1, 2025, there was an additional paid in capital HKD14,179,000 provided by sole shareholder as capital injection, without allotting and issuing new shares. Accordingly, the issued capital of Raytech Innovation Limited remained at HKD10,000, represented by 10,000 ordinary shares outstanding, and the HKD14,179,000 contribution was recorded as additional paid-in capital. Raytech Innovation commenced business operation on October 1, 2025 and is principally engaged in the provision of product design and development services and project advisory services in relation to personal health care electronics.

On December 29, 2025, Raytech Innovation completed the acquisition of 100% of the issued share capital in Worry free Group (Hong Kong) Limited (“Worry free”), a company incorporated in Hong Kong on April 8, 2024 and principally engaged in the provision of marketing solutions and execution services, from Ms. Wang Yafeng (see Note 13). The results of Worry free have been consolidated from December 29, 2025.